Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of Intangible Assets and Related Accumulated Amortization

Intangible assets and its related accumulated amortization as of December 31, 2021 and 2022 are as follows:

	As of December 31, 2021
	Gross			Net
	carrying	Accumulated	Impairment	Carrying
	value	amortization	amount	Amount
	RMB	RMB	RMB	RMB
License (i)	93,952	(9,411)	—	84,541
Developed technology (ii)	72,500	(3,575)	(2,071)	66,854
In-process research and development intangible assets (ii)	27,000	(1,191)	—	25,809
Customer relationship (ii)	18,000	(2,692)	(15,308)	—
Supplier relationship (ii)	17,000	(2,500)	—	14,500
Software	2,760	(1,073)	—	1,687
Trade names	716	(266)	—	450
Others	210	(96)	—	114
Total	232,138	(20,804)	(17,379)	193,955

	As of December 31, 2022
	Gross			Net
	carrying	Accumulated	Impairment	Carrying
	value	amortization	amount	Amount
	RMB	RMB	RMB	RMB
License (i)	93,952	(18,806)	—	75,146
Developed technology (ii)	72,500	(10,593)	(2,071)	59,836
In-process research and development intangible assets (ii)	27,000	(3,885)	—	23,115
Customer relationship (ii)	18,000	(2,692)	(15,308)	—
Supplier relationship (ii)	17,000	(8,154)	—	8,846
Software	3,223	(1,644)	—	1,579
Trade names	779	(341)	—	438
Others	447	(127)	—	320
Total	232,901	(46,242)	(17,379)	169,280
(i)Licenses include the insurance broker license and micro-finance license. Insurance broker license was derived from the acquisition of Jinbaoxin. In January 2020, the Company completed the acquisition of Jinbaoxin. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

Micro-finance license was derived from the acquisition of Tonghua Micro Finance. In October 2021, the Company completed the acquisition of Tonghua Micro Finance. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

(ii)Customer relationship was derived from the acquisition of Leya. Supplier relationship, in-process research and development intangible assets were derived from the acquisition of Wuhan Miracle. Developed technology was derived from the acquisition of Leya and Wuhan Miracle. For the details, please refer to “Note 6 Business Combination”.